Revenue and expenses (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) Share	Dec. 31, 2023 USD ($) Share
Revenue And Expenses [Line Items]
Variable consideration adjustment	$ (3.8)	$ 4.9
Stock options granted | Share	902,874	801,661
Employee share purchase plan, matching contribution, percentage	75.00%	75.00%
Past service costs	$ 4.3	$ 0.1
Write-down/loss on disposal of PP&E	$ 27.4	$ 0.0
Manitoba [Member]
Revenue And Expenses [Line Items]
Profit sharing plan, percentage	10.00%	10.00%
Past service costs	$ 4.3
Peru [Member]
Revenue And Expenses [Line Items]
Profit sharing plan, percentage	8.00%	8.00%
Arizona [Member]
Revenue And Expenses [Line Items]
Write-down/loss on disposal of PP&E	$ 8.1
British Columbia [Member]
Revenue And Expenses [Line Items]
Write-down/loss on disposal of PP&E	7.2
Loss on replacement and disposal of equipment	$ 7.8
Bottom of range [Member]
Revenue And Expenses [Line Items]
Employee share purchase plan, contributions, percentage of pre-tax base salary	1.00%	1.00%
Top of range [Member]
Revenue And Expenses [Line Items]
Employee share purchase plan, contributions, percentage of pre-tax base salary	10.00%	10.00%
Marubeni [Member]
Revenue And Expenses [Line Items]
Exploration funding income received	$ 0.4
Flin Flon [Member]
Revenue And Expenses [Line Items]
Care and maintenance expense	$ 14.6	$ 17.1